Supplemental Cash Flow Disclosures (Details) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	Jun. 30, 2013 USD ($)
Supplemental cash flow disclosures
Interest paid	$ 113	$ 81	$ 55
Income taxes paid, net of refunds received	(11)	59	33
Letters of credit outstanding	2
Other assets and deferred charges	405	172
Supplemental cash flows, stock based compensation
Cash receipts upon exercise of stock options	12	7	5
Cash disbursements for payments of taxes	(6)	(5)	(4)
Net cash receipts from exercise of stock options and vesting of other stock awards	$ 6	$ 2	$ 1
Auction 901 Mobility Funds
Supplemental cash flow disclosures
FCC auction date	Sep. 27, 2012
FCC auction amount received	$ 35
FCC auction number of states won	10
Letters of credit outstanding	$ 2			$ 17
Other assets and deferred charges	2
Maximum | Auction 901 Mobility Funds
Supplemental cash flow disclosures
FCC auction amount	300
FCC auction amount awarded	$ 40
Common Shares
Supplemental cash flows, stock based compensation
Shares withheld | shares	308,010	228,011	163,355
Aggregate value of shares withheld	$ 13	$ 8	$ 7